Shareholder Report, Holdings (Details) - C000231759	Aug. 31, 2025
Retailers
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Oil Field Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Utility - Electric
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Midstream
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Gaming
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Insurance - P&c
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%